Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Summary of Minimum Future Commitments Under Contractual Agreements	As at December 31, 2021, minimum future commitments under our contractual arrangements were as follows: Principal Portion and Estimated Interest Lease Long-Term Purchase Capital Other Liabilities Debt Commitments Commitments Commitments Total Within 1 year 313 890 2,091 72 183 3,549 1 to 3 years 423 1,163 488 9 138 2,221 3 to 5 years 227 1,678 42 ‐ 91 2,038 Over 5 years 412 9,340 111 ‐ 97 9,960 Total 1,375 13,071 2,732 81 509 17,768